Cover	Oct. 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity File Number	001-41392
Entity Registrant Name	INNOVATIVE EYEWEAR, INC.
Entity Central Index Key	0001808377
Entity Tax Identification Number	85-0734861
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	11900 Biscayne Blvd.
Entity Address, Address Line Two	Suite 630
Entity Address, City or Town	North Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33181
City Area Code	(786)
Local Phone Number	785-5178
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.00001 per share
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	LUCY
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	LUCYW
Security Exchange Name	NASDAQ